Fees and Commissions Income [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Details of Fees and Commissions Income [Table Text Block]

	2019	2020	2021
	(in millions)
Fees and commissions on deposits	¥52,624	¥53,684	¥50,131
Fees and commissions on remittances and transfers	168,756	169,407	165,288
Fees and commissions on foreign trading business	73,176	66,025	79,353
Fees and commissions on credit card business	225,877	238,112	199,625
Fees and commissions on security-related services	233,448	221,494	244,017
Fees and commissions on administration and management services for investment funds	147,597	184,559	235,497
Trust fees	115,002	119,919	125,658
Guarantee fees (1)	44,962	46,322	43,889
Insurance commissions	46,918	44,415	42,117
Fees and commissions on real estate business	45,160	49,764	48,110
Other fees and commissions (2)	285,058	308,351	293,598

Total	¥1,438,578	¥1,502,052	¥1,527,283

Notes:
(1)	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.